UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3587

Fidelity Financial Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Convertible Securities Fund

February 28, 2019

CVS-QTLY-0419
1.797939.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 74.0%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 9.1%
Diversified Telecommunication Services - 0.3%
Intelsat SA 4.5% 6/15/25 (a)	$2,455	$3,822
Entertainment - 1.8%
iQIYI, Inc. 3.75% 12/1/23 (a)	5,020	6,388
Live Nation Entertainment, Inc. 2.5% 3/15/23 (a)	5,050	5,643
Pandora Media, Inc.:
1.75% 12/1/20	1,789	1,786
1.75% 12/1/23	4,943	5,540
World Wrestling Entertainment, Inc. 3.375% 12/15/23 (a)	1,770	6,020
		25,377
Interactive Media & Services - 1.4%
Twitter, Inc. 0.25% 6/15/24 (a)	15,542	14,093
Weibo Corp. 1.25% 11/15/22 (a)	4,549	4,365
Zillow Group, Inc.:
1.5% 7/1/23	750	710
2% 12/1/21	1,400	1,513
		20,681
Media - 5.3%
DISH Network Corp.:
2.375% 3/15/24	13,340	11,055
3.375% 8/15/26	23,398	20,097
Gannett Co., Inc. 4.75% 4/15/24 (a)	1,700	1,919
GCI Liberty, Inc. 1.75% 9/30/46 (a)	9,525	10,406
Liberty Media Corp.:
1% 1/30/23	7,520	7,895
1.375% 10/15/23	17,550	20,212
2.125% 3/31/48 (a)	2,830	2,775
2.25% 12/1/48 (a)	1,300	1,373
		75,732
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. 1% 10/1/23 (a)	3,200	2,805
Gogo, Inc. 3.75% 3/1/20	1,500	1,447
		4,252

TOTAL COMMUNICATION SERVICES		129,864

CONSUMER DISCRETIONARY - 5.5%
Automobiles - 0.4%
Tesla, Inc.:
1.25% 3/1/21	620	681
2.375% 3/15/22	4,110	4,904
		5,585
Diversified Consumer Services - 0.3%
Chegg, Inc. 0.25% 5/15/23 (a)	2,700	4,207
Hotels, Restaurants & Leisure - 1.1%
Caesars Entertainment Corp. 5% 10/1/24	9,735	13,858
Marriott Vacations Worldwide Corp. 1.5% 9/15/22	1,400	1,330
		15,188
Internet & Direct Marketing Retail - 3.7%
Etsy, Inc. 0% 3/1/23 (a)	5,430	11,012
Liberty Expedia Holdings, Inc. 1% 6/30/47 (a)	3,430	3,375
MercadoLibre, Inc. 2% 8/15/28 (a)	14,507	17,704
Quotient Technology, Inc. 1.75% 12/1/22	2,720	2,510
The Booking Holdings, Inc.:
0.35% 6/15/20	7,821	10,367
0.9% 9/15/21	7,885	8,629
		53,597

TOTAL CONSUMER DISCRETIONARY		78,577

CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Herbalife Nutrition Ltd.:
2% 8/15/19	1,010	1,324
2.625% 3/15/24 (a)	1,767	1,924
		3,248
ENERGY - 2.0%
Energy Equipment & Services - 0.3%
Ensco Jersey Finance Ltd. 3% 1/31/24	883	711
Oil States International, Inc. 1.5% 2/15/23 (a)	1,275	1,115
Transocean, Inc. 0.5% 1/30/23	800	860
Vantage Drilling Co. 5.5% 7/15/43 (a)(b)(c)	20,000	600
		3,286
Oil, Gas & Consumable Fuels - 1.7%
Chesapeake Energy Corp. 5.5% 9/15/26	4,682	4,288
Oasis Petroleum, Inc. 2.625% 9/15/23	5,505	5,133
PDC Energy, Inc. 1.125% 9/15/21	1,800	1,685
Scorpio Tankers, Inc. 3% 5/15/22	9,287	7,788
Ship Finance International Ltd. 4.875% 5/1/23	1,600	1,555
SM Energy Co. 1.5% 7/1/21	3,500	3,235
Teekay Corp. 5% 1/15/23 (a)	1,180	878
		24,562

TOTAL ENERGY		27,848

FINANCIALS - 1.3%
Banks - 0.1%
Hope Bancorp, Inc. 2% 5/15/38 (a)	800	719
Diversified Financial Services - 0.6%
Alteryx, Inc. 0.5% 6/1/23 (a)	1,600	2,948
IAC Financeco, Inc. 0.875% 10/1/22 (a)	4,060	6,022
		8,970
Insurance - 0.3%
AXA SA 7.25% 5/15/21 (a)	5,005	4,798
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.375% 4/1/23	1,000	995
Thrifts & Mortgage Finance - 0.2%
LendingTree, Inc. 0.625% 6/1/22	1,550	2,517

TOTAL FINANCIALS		17,999

HEALTH CARE - 11.7%
Biotechnology - 3.6%
Acorda Therapeutics, Inc. 1.75% 6/15/21	2,800	2,469
Alder Biopharmaceuticals, Inc. 2.5% 2/1/25	2,500	2,311
Amicus Therapeutics, Inc. 3% 12/15/23 (a)	2,982	6,326
Array BioPharma, Inc. 2.625% 12/1/24 (a)	136	229
BioMarin Pharmaceutical, Inc.:
0.599% 8/1/24	640	668
1.5% 10/15/20	565	658
Clovis Oncology, Inc. 2.5% 9/15/21	4,929	4,626
Exact Sciences Corp. 1% 1/15/25	7,550	10,514
Flexion Therapeutics, Inc. 3.375% 5/1/24	1,330	1,180
Ironwood Pharmaceuticals, Inc. 2.25% 6/15/22	2,850	3,183
Neurocrine Biosciences, Inc. 2.25% 5/15/24	3,790	4,700
PTC Therapeutics, Inc. 3% 8/15/22	600	608
Repligen Corp. 2.125% 6/1/21	975	1,857
Retrophin, Inc. 2.5% 9/15/25	2,200	2,006
Sarepta Therapeutics, Inc. 1.5% 11/15/24	4,993	10,479
		51,814
Health Care Equipment & Supplies - 2.0%
CONMED Corp. 2.625% 2/1/24 (a)	2,350	2,480
DexCom, Inc.:
0.75% 5/15/22	4,810	7,215
0.75% 12/1/23 (a)	4,575	5,029
Insulet Corp. 1.375% 11/15/24 (a)	3,440	4,135
Nevro Corp. 1.75% 6/1/21	850	812
NuVasive, Inc. 2.25% 3/15/21	2,600	2,923
Wright Medical Group NV 2.25% 11/15/21	1,250	1,927
Wright Medical Group, Inc. 1.625% 6/15/23 (a)	3,000	3,334
		27,855
Health Care Providers & Services - 1.3%
Molina Healthcare, Inc. 1.125% 1/15/20	1,967	6,474
WellPoint, Inc. 2.75% 10/15/42	3,017	12,687
		19,161
Health Care Technology - 1.0%
Tabula Rasa HealthCare, Inc. 1.75% 2/15/26 (a)	5,270	5,510
Teladoc Health, Inc.:
1.375% 5/15/25 (a)	3,525	5,020
3% 12/15/22	2,600	4,267
		14,797
Life Sciences Tools & Services - 1.5%
Accelerate Diagnostics, Inc. 2.5% 3/15/23 (a)	4,600	3,714
Illumina, Inc.:
0% 8/15/23 (a)	5,859	6,142
0.5% 6/15/21	8,023	10,937
		20,793
Pharmaceuticals - 2.3%
Dermira, Inc. 3% 5/15/22	1,720	1,343
Innoviva, Inc.:
2.125% 1/15/23	2,000	2,103
2.5% 8/15/25	1,150	1,315
Isis Pharmaceuticals, Inc. 1% 11/15/21	5,224	6,458
Jazz Investments I Ltd.:
1.5% 8/15/24	4,800	4,630
1.875% 8/15/21	7,790	7,904
Pacira Pharmaceuticals, Inc. 2.375% 4/1/22	1,900	1,914
Supernus Pharmaceuticals, Inc. 0.625% 4/1/23 (a)	4,330	4,366
Theravance Biopharma, Inc. 3.25% 11/1/23	2,550	2,571
		32,604

TOTAL HEALTH CARE		167,024

INDUSTRIALS - 3.6%
Aerospace & Defense - 0.3%
Aerojet Rocketdyne Holdings, Inc. 2.25% 12/15/23	2,540	3,912
Air Freight & Logistics - 0.3%
Echo Global Logistics, Inc. 2.5% 5/1/20	3,950	3,921
Building Products - 0.1%
Patrick Industries, Inc. 1% 2/1/23 (a)	2,180	1,957
Construction & Engineering - 0.4%
Dycom Industries, Inc. 0.75% 9/15/21	4,758	4,390
KBR, Inc. 2.5% 11/1/23 (a)	1,900	1,935
		6,325
Electrical Equipment - 1.2%
Fortive Corp. 0.875% 2/15/22 (a)	10,100	10,520
SolarCity Corp. 1.625% 11/1/19	6,850	6,504
		17,024
Machinery - 0.7%
Chart Industries, Inc. 1% 11/15/24 (a)	4,150	6,636
Greenbrier Companies, Inc. 2.875% 2/1/24	1,220	1,259
Meritor, Inc. 3.25% 10/15/37	634	626
Navistar International Corp. New 4.75% 4/15/19	1,080	1,081
		9,602
Professional Services - 0.5%
FTI Consulting, Inc. 2% 8/15/23 (a)	7,111	7,120
Trading Companies & Distributors - 0.1%
Kaman Corp. 3.25% 5/1/24	1,900	2,144

TOTAL INDUSTRIALS		52,005

INFORMATION TECHNOLOGY - 37.8%
Communications Equipment - 1.2%
CalAmp Corp. 2% 8/1/25 (a)	1,500	1,197
InterDigital, Inc. 1.5% 3/1/20	2,950	3,174
Liberty Interactive LLC 1.75% 9/30/46 (a)	4,859	5,582
Lumentum Holdings, Inc. 0.25% 3/15/24	5,237	5,729
Viavi Solutions, Inc.:
1% 3/1/24	400	465
1.75% 6/1/23 (a)	400	458
		16,605
Electronic Equipment & Components - 0.2%
II-VI, Inc. 0.25% 9/1/22	400	447
Knowles Corp. 3.25% 11/1/21	1,900	2,141
TTM Technologies, Inc. 1.75% 12/15/20	367	489
		3,077
IT Services - 5.2%
Akamai Technologies, Inc. 0.125% 5/1/25 (a)	10,600	10,467
Carbonite, Inc. 2.5% 4/1/22	3,700	4,167
Euronet Worldwide, Inc. 1.5% 10/1/44	3,450	6,413
MongoDB, Inc. 0.75% 6/15/24 (a)	1,500	2,400
Okta, Inc. 0.25% 2/15/23	6,560	12,157
Perficient, Inc. 2.375% 9/15/23 (a)	760	762
Square, Inc.:
0.375% 3/1/22	1,575	5,553
0.5% 5/15/23 (a)	9,977	12,644
Twilio, Inc. 0.25% 6/1/23 (a)	4,864	8,699
Unisys Corp. 5.5% 3/1/21	1,700	2,649
Wix.com Ltd. 0% 7/1/23 (a)	8,516	8,867
		74,778
Semiconductors & Semiconductor Equipment - 13.3%
Advanced Micro Devices, Inc. 2.125% 9/1/26	6,259	18,907
Cree, Inc. 0.875% 9/1/23 (a)	5,150	5,726
Cypress Semiconductor Corp.:
2% 2/1/23	660	677
4.5% 1/15/22	3,310	4,308
Inphi Corp.:
0.75% 9/1/21	1,600	1,665
1.125% 12/1/20	2,100	2,559
Integrated Device Technology, Inc. 0.875% 11/15/22	433	669
Intel Corp. 3.25% 8/1/39	7,953	20,563
Microchip Technology, Inc.:
1.625% 2/15/25	16,589	28,337
1.625% 2/15/27	20,562	23,629
2.25% 2/15/37	8,650	10,055
Micron Technology, Inc. 3% 11/15/43	6,803	9,533
Novellus Systems, Inc. 2.625% 5/15/41	2,272	12,236
NXP Semiconductors NV 1% 12/1/19	7,970	8,274
ON Semiconductor Corp.:
1% 12/1/20	9,443	12,147
1.625% 10/15/23	13,270	16,743
Rambus, Inc. 1.375% 2/1/23	1,580	1,453
Synaptics, Inc. 0.5% 6/15/22	2,300	2,107
Teradyne, Inc. 1.25% 12/15/23	6,635	9,418
		189,006
Software - 16.5%
8x8, Inc. 0.5% 2/1/24 (a)	5,210	5,222
Atlassian, Inc. 0.625% 5/1/23 (a)	9,550	13,728
Benefitfocus, Inc. 1.25% 12/15/23 (a)	480	551
Citrix Systems, Inc. 0.5% 4/15/19	10,990	16,080
Coupa Software, Inc. 0.375% 1/15/23 (a)	5,669	12,222
DocuSign, Inc. 0.5% 9/15/23 (a)	5,350	5,698
Everbridge, Inc. 1.5% 11/1/22	2,520	5,407
FireEye, Inc.:
0.875% 6/1/24 (a)	6,800	6,936
1.625% 6/1/35	5,840	5,400
Five9, Inc. 0.125% 5/1/23 (a)	3,250	4,572
Guidewire Software, Inc. 1.25% 3/15/25	3,000	3,175
HubSpot, Inc. 0.25% 6/1/22	4,170	7,634
j2 Global, Inc. 3.25% 6/15/29	4,600	6,021
LivePerson, Inc. 0.75% 3/1/24	2,600	2,592
New Relic, Inc. 0.5% 5/1/23 (a)	8,800	10,207
Nice Systems, Inc. 1.25% 1/15/24	3,965	5,842
Nuance Communications, Inc.:
1% 12/15/35	3,690	3,430
1.25% 4/1/25	683	676
Nutanix, Inc. 0% 1/15/23	8,101	9,902
Palo Alto Networks, Inc.:
0% 7/1/19	878	1,956
0.75% 7/1/23 (a)	18,148	20,184
PROS Holdings, Inc. 2% 6/1/47	1,400	1,480
Q2 Holdings, Inc. 0.75% 2/15/23	2,100	2,745
Rapid7, Inc. 1.25% 8/1/23 (a)	1,800	2,293
RealPage, Inc. 1.5% 11/15/22	1,900	2,945
Red Hat, Inc. 0.25% 10/1/19	3,750	9,276
RingCentral, Inc. 0% 3/15/23 (a)	5,110	7,148
ServiceNow, Inc. 0% 6/1/22	7,880	14,201
Splunk, Inc.:
0.5% 9/15/23 (a)	10,475	11,692
1.125% 9/15/25 (a)	8,220	9,305
Verint Systems, Inc. 1.5% 6/1/21	400	414
Workday, Inc.:
0.25% 10/1/22	9,475	13,636
1.5% 7/15/20	1,499	3,640
Zendesk, Inc. 0.25% 3/15/23 (a)	6,690	9,229
		235,439
Technology Hardware, Storage & Peripherals - 1.4%
Electronics for Imaging, Inc. 2.25% 11/15/23 (a)	1,400	1,429
Pure Storage, Inc. 0.125% 4/15/23 (a)	6,920	7,171
Western Digital Corp. 1.5% 2/1/24 (a)	13,369	11,783
		20,383

TOTAL INFORMATION TECHNOLOGY		539,288

MATERIALS - 1.3%
Metals & Mining - 1.3%
Allegheny Technologies, Inc. 4.75% 7/1/22	1,670	3,491
Cleveland-Cliffs, Inc. 1.5% 1/15/25	2,874	4,241
Endeavour Mining Corp. 3% 2/15/23 (a)	4,260	3,967
Royal Gold, Inc. 2.875% 6/15/19	2,500	2,495
SSR Mining, Inc. 2.875% 2/1/33	4,185	4,222
		18,416
REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Extra Space Storage LP 3.125% 10/1/35 (a)	2,900	3,224
Redfin Corp. 1.75% 7/15/23	2,470	2,275
		5,499
UTILITIES - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
NextEra Energy Partners LP 1.5% 9/15/20 (a)	3,850	3,746
NRG Energy, Inc. 2.75% 6/1/48 (a)	11,148	12,443
		16,189
TOTAL CONVERTIBLE BONDS
(Cost $979,731)		1,055,957
	Shares	Value (000s)

Common Stocks - 5.7%
COMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (d)	65,684	4,743
CONSUMER DISCRETIONARY - 1.0%
Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	256,600	9,533
Yahoo!, Inc. (d)	67,300	5,020
		14,553
INFORMATION TECHNOLOGY - 4.1%
Semiconductors & Semiconductor Equipment - 1.0%
Lam Research Corp.	27,500	4,842
Micron Technology, Inc. (d)	225,000	9,198
		14,040
Software - 0.6%
Microsoft Corp.	72,900	8,167
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	208,300	36,069

TOTAL INFORMATION TECHNOLOGY		58,276

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Welltower, Inc.	44,285	3,291
TOTAL COMMON STOCKS
(Cost $73,003)		80,863

Convertible Preferred Stocks - 17.1%
CONSUMER STAPLES - 1.5%
Food Products - 1.5%
Bunge Ltd. 4.875%	215,500	20,812
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Nabors Industries, Inc. Series A, 6.00%	4,100	105
FINANCIALS - 4.5%
Banks - 4.5%
Bank of America Corp. Series L, 7.25%	21,820	28,318
Wells Fargo & Co. 7.50%	27,563	35,436
		63,754
HEALTH CARE - 2.8%
Health Care Equipment & Supplies - 2.8%
Becton, Dickinson & Co. Series A, 6.125%	398,300	24,575
Danaher Corp. 4.75% (d)	15,200	15,560
		40,135
INDUSTRIALS - 1.5%
Electrical Equipment - 0.9%
Fortive Corp. Series A, 5.00%	12,590	13,090
Machinery - 0.6%
Colfax Corp. 5.75%	26,000	3,163
Rexnord Corp. Series A, 5.75%	41,837	2,351
Stanley Black & Decker, Inc. 5.375%	28,200	2,732
		8,246

TOTAL INDUSTRIALS		21,336

MATERIALS - 0.5%
Chemicals - 0.5%
International Flavors & Fragrances, Inc. 6.00%	135,000	6,688
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Crown Castle International Corp. Series A, 6.875%	10,800	11,983
QTS Realty Trust, Inc. 6.50%	13,000	1,356
		13,339
UTILITIES - 5.4%
Electric Utilities - 2.8%
NextEra Energy, Inc. 6.123%	215,600	13,134
Vistra Energy Corp. 7.00%	275,700	27,207
		40,341
Gas Utilities - 0.1%
South Jersey Industries, Inc. 7.25%	28,000	1,347
Multi-Utilities - 2.5%
CenterPoint Energy, Inc.:
2.00% ZENS (d)	145,150	6,577
Series B, 7.00%	76,000	3,975
Dominion Resources, Inc. Series A, 6.75%	207,600	10,222
DTE Energy Co. 6.50%	18,000	999
Sempra Energy:
6.75%	6,700	703
Series A, 6.00%	129,500	13,456
		35,932

TOTAL UTILITIES		77,620

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $228,999)		243,789

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 2.44% (e)
(Cost $65,507)	65,493,614	65,507
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,347,240)		1,446,116
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(20,385)
NET ASSETS - 100%		$1,425,731

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $408,916,000 or 28.7% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Non-income producing

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$66
Fidelity Securities Lending Cash Central Fund	0
Total	$66

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$4,743	$4,743	$--	$--
Consumer Discretionary	14,553	14,553	--	--
Consumer Staples	20,812	--	20,812	--
Energy	105	--	105	--
Financials	63,754	--	63,754	--
Health Care	40,135	15,560	24,575	--
Industrials	21,336	--	21,336	--
Information Technology	58,276	58,276	--	--
Materials	6,688	--	6,688	--
Real Estate	16,630	3,291	13,339	--
Utilities	77,620	999	76,621	--
Corporate Bonds	1,055,957	--	1,055,357	600
Money Market Funds	65,507	65,507	--	--
Total Investments in Securities:	$1,446,116	$162,929	$1,282,587	$600

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Equity Dividend Income Fund

February 28, 2019

EII-QTLY-0419
1.797940.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.4%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	659,180	$20,514
Verizon Communications, Inc.	2,887,000	164,328
		184,842
Entertainment - 2.1%
Cinemark Holdings, Inc.	1,007,800	37,924
The Walt Disney Co.	597,100	67,377
		105,301
Media - 5.5%
Comcast Corp. Class A	3,337,400	129,057
Informa PLC	3,614,601	33,809
Interpublic Group of Companies, Inc.	1,804,400	41,555
Omnicom Group, Inc.	851,400	64,451
		268,872

TOTAL COMMUNICATION SERVICES		559,015

CONSUMER DISCRETIONARY - 3.1%
Automobiles - 0.5%
Subaru Corp.	1,010,100	25,737
Hotels, Restaurants & Leisure - 1.8%
Six Flags Entertainment Corp.	543,100	30,256
Wyndham Destinations, Inc.	793,300	35,722
Wyndham Hotels & Resorts, Inc.	388,500	20,423
		86,401
Textiles, Apparel & Luxury Goods - 0.8%
Tapestry, Inc.	1,095,500	38,277

TOTAL CONSUMER DISCRETIONARY		150,415

CONSUMER STAPLES - 8.5%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	540,500	33,327
Food & Staples Retailing - 0.3%
Sysco Corp.	224,200	15,145
Food Products - 2.2%
General Mills, Inc.	1,306,750	61,587
The J.M. Smucker Co.	457,600	48,464
		110,051
Household Products - 0.8%
Reckitt Benckiser Group PLC	482,900	36,881
Personal Products - 0.8%
Unilever NV (NY Reg.)	732,500	39,540
Tobacco - 3.7%
Altria Group, Inc.	1,178,600	61,770
British American Tobacco PLC sponsored ADR	2,839,400	104,320
Imperial Tobacco Group PLC	502,737	16,740
		182,830

TOTAL CONSUMER STAPLES		417,774

ENERGY - 10.3%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	1,109,800	29,277
Oil, Gas & Consumable Fuels - 9.7%
BP PLC sponsored ADR	1,168,700	49,845
Chevron Corp.	1,514,070	181,052
Enterprise Products Partners LP	2,037,600	56,340
Suncor Energy, Inc.	1,734,700	59,794
Targa Resources Corp.	300,200	12,080
The Williams Companies, Inc.	2,540,800	67,814
Valero Energy Corp.	613,900	50,070
		476,995

TOTAL ENERGY		506,272

FINANCIALS - 21.5%
Banks - 10.1%
Bank of America Corp.	4,055,800	117,943
Bank OZK	1,109,600	36,395
First Hawaiian, Inc.	750,200	20,225
Huntington Bancshares, Inc.	3,104,100	44,730
JPMorgan Chase & Co.	425,722	44,428
PNC Financial Services Group, Inc.	423,300	53,344
Wells Fargo & Co.	3,645,708	181,886
		498,951
Capital Markets - 3.9%
Apollo Global Management LLC Class A	1,937,300	56,763
Lazard Ltd. Class A	725,400	27,152
Northern Trust Corp.	317,700	29,610
OM Asset Management Ltd.	528,400	7,477
State Street Corp.	647,700	46,550
The Blackstone Group LP	650,100	21,707
		189,259
Consumer Finance - 2.3%
Capital One Financial Corp.	739,700	61,824
Discover Financial Services	358,200	25,651
Synchrony Financial	809,700	26,404
		113,879
Insurance - 4.6%
Chubb Ltd.	725,879	97,195
FNF Group	514,300	18,047
Principal Financial Group, Inc.	570,100	30,010
The Travelers Companies, Inc.	627,000	83,335
		228,587
Mortgage Real Estate Investment Trusts - 0.6%
AGNC Investment Corp.	1,581,100	27,906

TOTAL FINANCIALS		1,058,582

HEALTH CARE - 13.8%
Biotechnology - 1.8%
Amgen, Inc.	468,500	89,052
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	176,000	43,787
Health Care Providers & Services - 4.4%
AmerisourceBergen Corp.	449,900	37,477
CVS Health Corp.	888,626	51,389
McKesson Corp.	364,600	46,363
Quest Diagnostics, Inc.	85,400	7,391
UnitedHealth Group, Inc.	298,200	72,230
		214,850
Pharmaceuticals - 6.7%
Bayer AG	259,400	20,724
Bristol-Myers Squibb Co.	1,116,800	57,694
GlaxoSmithKline PLC	2,437,775	48,587
Johnson & Johnson	757,266	103,473
Roche Holding AG (participation certificate)	155,537	43,165
Sanofi SA sponsored ADR	1,419,900	59,068
		332,711

TOTAL HEALTH CARE		680,400

INDUSTRIALS - 9.8%
Aerospace & Defense - 5.2%
General Dynamics Corp.	555,400	94,540
Northrop Grumman Corp.	59,500	17,253
United Technologies Corp.	1,149,530	144,461
		256,254
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	272,000	24,583
Industrial Conglomerates - 1.0%
General Electric Co.	4,656,497	48,381
Machinery - 2.3%
Allison Transmission Holdings, Inc.	285,900	14,209
Cummins, Inc.	157,300	24,238
Deere & Co.	119,400	19,586
Minebea Mitsumi, Inc.	685,300	11,029
Stanley Black & Decker, Inc.	317,500	42,047
Wabtec Corp.	25,010	1,832
		112,941
Professional Services - 0.6%
Intertrust NV (a)	1,485,500	28,066
Road & Rail - 0.2%
Union Pacific Corp.	66,600	11,169

TOTAL INDUSTRIALS		481,394

INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 1.1%
Cisco Systems, Inc.	1,041,900	53,939
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	448,500	36,817
IT Services - 2.9%
Amdocs Ltd.	1,104,300	61,366
Capgemini SA	424,300	50,772
Cognizant Technology Solutions Corp. Class A	448,400	31,827
		143,965
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	198,000	18,081
Qualcomm, Inc.	259,751	13,868
		31,949
Software - 1.3%
Microsoft Corp.	575,826	64,510
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	229,400	39,721

TOTAL INFORMATION TECHNOLOGY		370,901

MATERIALS - 3.6%
Chemicals - 1.3%
DowDuPont, Inc.	1,199,498	63,849
Containers & Packaging - 2.3%
Graphic Packaging Holding Co.	4,097,100	49,903
Silgan Holdings, Inc.	1,081,800	30,626
WestRock Co.	946,231	35,370
		115,899

TOTAL MATERIALS		179,748

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Brandywine Realty Trust (SBI)	2,007,700	31,561
CorePoint Lodging, Inc.	632,800	8,840
Corporate Office Properties Trust (SBI)	953,400	24,779
Potlatch Corp.	910,000	32,751
SL Green Realty Corp.	414,700	37,622
VEREIT, Inc.	5,029,000	40,081
		175,634
UTILITIES - 4.6%
Electric Utilities - 4.2%
Duke Energy Corp.	835,300	74,893
Exelon Corp.	1,848,200	89,804
PPL Corp.	1,373,300	44,179
		208,876
Independent Power and Renewable Electricity Producers - 0.4%
NRG Yield, Inc. Class C	1,296,000	19,427

TOTAL UTILITIES		228,303

TOTAL COMMON STOCKS
(Cost $4,442,140)		4,808,438

Money Market Funds - 2.3%
Fidelity Cash Central Fund, 2.44% (b)
(Cost $112,572)	112,549,766	112,572
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,554,712)		4,921,010
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,256
NET ASSETS - 100%		$4,922,266

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,066,000 or 0.6% of net assets.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$465
Fidelity Securities Lending Cash Central Fund	2
Total	$467

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$559,015	$559,015	$--	$--
Consumer Discretionary	150,415	124,678	25,737	--
Consumer Staples	417,774	380,893	36,881	--
Energy	506,272	506,272	--	--
Financials	1,058,582	1,058,582	--	--
Health Care	680,400	567,924	112,476	--
Industrials	481,394	470,365	11,029	--
Information Technology	370,901	370,901	--	--
Materials	179,748	179,748	--	--
Real Estate	175,634	175,634	--	--
Utilities	228,303	228,303	--	--
Money Market Funds	112,572	112,572	--	--
Total Investments in Securities:	$4,921,010	$4,734,887	$186,123	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Independence Fund

February 28, 2019

FRE-QTLY-0419
1.797942.115

Schedule of Investments February 28, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.5%
Entertainment - 1.8%
Electronic Arts, Inc. (a)	133,100	$12,748
Netflix, Inc. (a)	141,200	50,564
		63,312
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A (a)	145,600	164,026
Class C (a)	400	448
Facebook, Inc. Class A (a)	254,740	41,128
		205,602

TOTAL COMMUNICATION SERVICES		268,914

CONSUMER DISCRETIONARY - 12.1%
Diversified Consumer Services - 0.4%
Service Corp. International	349,300	14,440
Hotels, Restaurants & Leisure - 2.1%
Domino's Pizza, Inc.	64,600	16,211
McDonald's Corp.	320,800	58,976
		75,187
Household Durables - 0.3%
D.R. Horton, Inc.	278,500	10,831
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	87,900	144,141
The Booking Holdings, Inc. (a)	12,800	21,722
		165,863
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	246,000	23,697
Specialty Retail - 3.4%
Best Buy Co., Inc.	279,100	19,213
Five Below, Inc. (a)	43,100	5,187
Home Depot, Inc.	365,300	67,632
TJX Companies, Inc.	579,300	29,712
		121,744
Textiles, Apparel & Luxury Goods - 0.6%
PVH Corp.	180,500	20,729

TOTAL CONSUMER DISCRETIONARY		432,491

CONSUMER STAPLES - 3.7%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	110,600	18,709
Fever-Tree Drinks PLC	127,939	4,544
Monster Beverage Corp. (a)	363,000	23,170
		46,423
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	151,000	33,030
Food Products - 0.8%
Post Holdings, Inc. (a)	277,500	28,272
Personal Products - 0.7%
elf Beauty, Inc. (a)(b)	402,575	3,200
Unilever NV (Certificaten Van Aandelen) (Bearer)	367,700	19,914
		23,114

TOTAL CONSUMER STAPLES		130,839

ENERGY - 5.1%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	415,800	10,969
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	765,100	33,282
ConocoPhillips Co.	347,000	23,544
Continental Resources, Inc. (a)	188,800	8,422
Devon Energy Corp.	652,700	19,261
Enterprise Products Partners LP	379,800	10,501
EOG Resources, Inc.	451,400	42,432
Pioneer Natural Resources Co.	94,900	13,376
Suncor Energy, Inc.	537,900	18,541
		169,359

TOTAL ENERGY		180,328

FINANCIALS - 11.8%
Banks - 7.0%
Bank of America Corp.	1,852,200	53,862
Citigroup, Inc.	550,800	35,240
JPMorgan Chase & Co.	846,600	88,351
SunTrust Banks, Inc.	336,100	21,803
Wells Fargo & Co.	1,014,200	50,598
		249,854
Capital Markets - 3.6%
BlackRock, Inc. Class A	48,900	21,673
Charles Schwab Corp.	599,300	27,574
MSCI, Inc.	132,300	24,438
Northern Trust Corp.	135,300	12,610
PJT Partners, Inc.	271,796	12,565
S&P Global, Inc.	88,700	17,773
The Blackstone Group LP	418,100	13,960
		130,593
Insurance - 1.2%
Chubb Ltd.	204,900	27,436
The Travelers Companies, Inc.	112,800	14,992
		42,428

TOTAL FINANCIALS		422,875

HEALTH CARE - 16.4%
Biotechnology - 4.2%
Acorda Therapeutics, Inc. (a)	345,700	5,096
Alexion Pharmaceuticals, Inc. (a)	344,800	46,662
Alnylam Pharmaceuticals, Inc. (a)	76,261	6,482
Amgen, Inc.	186,400	35,431
Amicus Therapeutics, Inc. (a)(b)	1,298,135	15,707
Intercept Pharmaceuticals, Inc. (a)	85,200	8,498
Regeneron Pharmaceuticals, Inc. (a)	33,500	14,430
Vertex Pharmaceuticals, Inc. (a)	90,200	17,025
		149,331
Health Care Equipment & Supplies - 3.6%
Becton, Dickinson & Co.	192,400	47,867
Boston Scientific Corp. (a)	1,477,700	59,285
Danaher Corp.	184,100	23,384
		130,536
Health Care Providers & Services - 4.7%
Cigna Corp.	67,300	11,740
HCA Holdings, Inc.	171,900	23,901
Humana, Inc.	136,900	39,022
Ryman Healthcare Group Ltd.	628,252	4,706
UnitedHealth Group, Inc.	349,400	84,632
Wellcare Health Plans, Inc. (a)	17,400	4,412
		168,413
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	177,700	14,116
Thermo Fisher Scientific, Inc.	165,100	42,855
		56,971
Pharmaceuticals - 2.3%
AstraZeneca PLC sponsored ADR	862,800	35,875
Bristol-Myers Squibb Co.	573,700	29,637
Jazz Pharmaceuticals PLC (a)	64,700	9,060
Nektar Therapeutics (a)	184,316	7,472
		82,044

TOTAL HEALTH CARE		587,295

INDUSTRIALS - 9.3%
Aerospace & Defense - 4.5%
General Dynamics Corp.	125,300	21,329
Huntington Ingalls Industries, Inc.	73,500	15,392
Lockheed Martin Corp.	85,400	26,424
Northrop Grumman Corp.	141,200	40,942
Raytheon Co.	124,400	23,201
United Technologies Corp.	269,400	33,855
		161,143
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	152,100	13,747
Airlines - 0.3%
American Airlines Group, Inc.	290,300	10,343
Commercial Services & Supplies - 0.3%
Copart, Inc. (a)	206,600	12,121
Industrial Conglomerates - 0.9%
General Electric Co.	3,175,700	32,996
Machinery - 0.4%
Wabtec Corp.	16,661	1,221
Xylem, Inc.	153,400	11,589
		12,810
Professional Services - 1.2%
IHS Markit Ltd. (a)	795,775	42,311
Road & Rail - 1.3%
Norfolk Southern Corp.	253,800	45,506

TOTAL INDUSTRIALS		330,977

INFORMATION TECHNOLOGY - 27.3%
IT Services - 7.7%
Accenture PLC Class A	324,200	52,319
Adyen BV (c)	2,100	1,577
FleetCor Technologies, Inc. (a)	65,400	15,257
GoDaddy, Inc. (a)	249,400	18,618
MasterCard, Inc. Class A	292,200	65,678
PayPal Holdings, Inc. (a)	298,300	29,254
Shopify, Inc. Class A (a)	104,200	19,739
Visa, Inc. Class A	501,800	74,327
		276,769
Semiconductors & Semiconductor Equipment - 2.6%
Broadcom, Inc.	112,600	31,006
Lam Research Corp.	90,000	15,848
Micron Technology, Inc. (a)	295,600	12,084
NVIDIA Corp.	218,300	33,675
		92,613
Software - 14.0%
2U, Inc.(a)	124,600	9,183
Adobe, Inc. (a)	186,600	48,983
Autodesk, Inc. (a)	145,200	23,669
Citrix Systems, Inc.	340,600	35,933
DocuSign, Inc.	27,200	1,500
HubSpot, Inc. (a)	31,100	5,237
Intuit, Inc.	215,200	53,182
Microsoft Corp.	2,158,100	241,773
Nutanix, Inc. Class A (a)	252,600	12,653
Salesforce.com, Inc. (a)	234,400	38,360
Tableau Software, Inc. (a)	105,700	13,942
Tanium, Inc. Class B (a)(d)(e)	98,100	853
Workday, Inc. Class A (a)	74,900	14,825
		500,093
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	610,500	105,708

TOTAL INFORMATION TECHNOLOGY		975,183

MATERIALS - 1.4%
Chemicals - 0.8%
CF Industries Holdings, Inc.	129,500	5,465
DowDuPont, Inc.	418,800	22,293
		27,758
Metals & Mining - 0.6%
Newmont Mining Corp.	656,800	22,410

TOTAL MATERIALS		50,168

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	414,300	72,979
Crown Castle International Corp.	222,900	26,469
		99,448
UTILITIES - 0.3%
Electric Utilities - 0.3%
Vistra Energy Corp.	430,877	11,220
TOTAL COMMON STOCKS
(Cost $2,572,057)		3,489,738

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (d)(e)	7,644,500	1,854
Series D (d)(e)	1,443,299	350
		2,204
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
Bird Rides, Inc. Series C(d)(e)	119,195	1,400
Lyft, Inc.:
Series H (a)(d)(e)	236,501	11,754
Series I (d)(e)	42,235	2,099
		15,253
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,548)		17,457

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.44% (f)	51,544,543	51,555
Fidelity Securities Lending Cash Central Fund 2.45% (f)(g)	1,510,994	1,511
TOTAL MONEY MARKET FUNDS
(Cost $53,065)		53,066
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $2,639,670)		3,560,261
NET OTHER ASSETS (LIABILITIES) - 0.3%		12,492
NET ASSETS - 100%		$3,572,753

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,577,000 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,310,000 or 0.5% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C	12/21/18	$1,400
Lyft, Inc. Series H	11/22/17	$9,400
Lyft, Inc. Series I	6/27/18	$2,000
Neutron Holdings, Inc. Series C	7/3/18	$1,398
Neutron Holdings, Inc. Series D	1/25/19	$350
Tanium, Inc. Class B	4/21/17	$487

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$260
Fidelity Securities Lending Cash Central Fund	5
Total	$265

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$268,914	$268,914	$--	$--
Consumer Discretionary	434,695	432,491	--	2,204
Consumer Staples	130,839	110,925	19,914	--
Energy	180,328	180,328	--	--
Financials	422,875	422,875	--	--
Health Care	587,295	587,295	--	--
Industrials	330,977	330,977	--	--
Information Technology	990,436	974,330	--	16,106
Materials	50,168	50,168	--	--
Real Estate	99,448	99,448	--	--
Utilities	11,220	11,220	--	--
Money Market Funds	53,066	53,066	--	--
Total Investments in Securities:	$3,560,261	$3,522,037	$19,914	$18,310

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 26, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 26, 2019